(registered trademark)
ISIGII-ANN-0196
7758
FIDELITY INSTITUTIONAL
SHORT-INTERMEDIATE
GOVERNMENT
PORTFOLIO
CLASS II

ANNUAL REPORT
NOVEMBER 30, 1995
CHECK PAGE NUMBERS !!!

CONTENTS



PRESIDENT'S MESSAGE                  3    Ned Johnson on investing
                                          strategies.

PERFORMANCE                          4    How the fund has done over time.

FUND TALK                            7    The manager's review of fund
                                          performance, strategy and outlook.

INVESTMENT CHANGES                   10   A summary of major shifts in the
                                          fund's investments over the past six
                                          months.

INVESTMENTS                          11   A complete list of the fund's
                                          investments with their market
                                          values.

FINANCIAL STATEMENTS                 13   Statements of assets and liabilities,
                                          operations, and changes in net
                                          assets,
                                          as well as financial highlights.

NOTES                                18   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS    21   The auditors' opinion.

DISTRIBUTIONS                        22



THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE
FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY
INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND
ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND INCLUDING CHARGES AND EXPENSES, CALL 1-800-843-3001. READ THE PROSPECTUS
CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets were fairly positive in 1995, no one can predict what lies ahead for investors. The previous year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $100,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells investments that have grown in value). You can also look at income to measure performance. On December 30, 1993 the fund commenced sale of Class II shares. Class II shares bear a .25% 12b-1 shareholder service fee. This fee is not reflected in returns prior to that date. Returns prior to December 30, 1993 reflect Class I's performance. Had Class II's 12b-1 fee been reflected, prior returns would have been lower.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1995                                             PAST 1   PAST 5   LIFE OF
                                                                            YEAR     YEARS    FUND

Fidelity Institutional Short-Intermediate Government Portfolio - Class II   11.63%   41.26%   91.77%

Lehman Brothers 1-3 Year Government Bond Index                              10.22%   39.88%   n/a

Salomon Brothers Treasury/Agency 1-5 Year Index                             11.96%   44.62%   n/a

Average Short U.S. Government Fund                                          10.73%   38.77%   n/a

Consumer Price Index                                                        2.47%    14.80%   39.26%


CUMULATIVE TOTAL RETURNS show Class II's performance in percentage terms over a set period - in this case, one year, five years, or since the fund began on November 10, 1986. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class II's returns to the performance of the Lehman Brothers 1-3 Year Government Bond Index and the Salomon Brothers Treasury/Agency 1-5 Year Index - both broad measures of the performance of U.S. government bonds. To measure how Class II stacked up against its peers, you can compare it to the average short U.S. government fund, which reflects the performance of 136 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any. Comparing Class II's performance to the consumer price index (CPI) helps show how the Class did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1995                                             PAST 1   PAST 5   LIFE OF
                                                                            YEAR     YEARS    FUND

Fidelity Institutional Short-Intermediate Government Portfolio - Class II   11.63%   7.15%    7.45%

Lehman Brothers 1-3 Year Government Bond Index                              10.22%   6.94%    n/a

Salomon Brothers Treasury/Agency 1-5 Year Index                             11.96%   7.66%    n/a

Average Short U.S. Government Fund                                          10.73%   6.76%    n/a

Consumer Price Index                                                        2.47%    2.80%    3.71%


AVERAGE ANNUAL TOTAL RETURNS take Class II shares' actual (or cumulative) return and show you what would have happened if Class II had performed at a constant rate each year.
$100,000 OVER LIFE OF FUND

$195,527
$190,822
$100,000 OVER LIFE OF FUND: Let's say you invested $100,000 in Fidelity Institutional Short-Intermediate Government Portfolio - Class II on November 30, 1986, shortly after the fund started. As the chart shows, by November 30, 1995, the value of your investment would have grown to $190,822 - a 90.82% increase on your initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency 1-5 Year Index did over the same period. With dividends reinvested, the same $100,000 would have grown to $195,527 - a 95.53% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return, and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
Class II shares bear a .25% 12b-1 fee that is not reflected in returns prior to December 30, 1993. Returns prior to that date are those of Class I, the original class of the fund. Had Class II's 12b-1 fee been reflected, prior returns would have been lower.
TOTAL RETURN COMPONENTS

                              YEARS ENDED NOVEMBER 30,

                              1995                       1994 A   1993    1992    1991

Dividend return               7.29%                      5.37%    6.12%   6.90%   8.25%

Capital appreciation return    4.34%                     -6.78%   0.41%   0.82%    3.06%

Total return                  11.63%                     -1.41%   6.53%   7.72%   11.31%


A FOR THE PERIOD 12/30/93 THROUGH 11/30/94.
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1995    PAST 1        PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR

Dividends per share                5.36(cents)   31.25(cents)   63.89(cents)

Annualized dividend rate           6.80%         6.53%          6.78%

DIVIDENDS per share show the income paid by Class II for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.59 over the past month, $9.54 over the past six months, and $9.43 over the past year, you can compare Class II's income over these three periods.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The U.S. bond markets posted strong returns for the 12 months ended November 30, 1995. For the
12-month period, the Lehman Brothers Aggregate
Bond Index - a broad measure of U.S. taxable bonds - posted a total return of 17.64%. A strong rally starting in November 1994 helped bonds recover from the effects of the sharply rising interest rate environment seen earlier that year.
Indications of a slowing economy and a relative absence of inflation pressures encouraged bond investors, helping to push interest rates lower.
Monetary policy also played a role in the bond market's performance. In an effort to thwart the possibility of a recession, the Federal Reserve
Board lowered the fed funds rate - the rate banks charge each other for overnight loans - by 0.25% in July to 5.75%. This policy reversal followed a string of seven successive interest rate increases in 1994 and early 1995. Mortgage-backed securities also benefited from this environment, as illustrated by the performance of the Salomon Brothers
Mortgage Index, which returned 16.30% during the period. Markets outside of the U.S. had mixed returns. Emerging markets recovered from the lows initiated by Mexico's peso devaluation in December 1994. The J.P. Morgan Emerging
Markets Bond Index returned 10.67% during the
12-month period. Declining interest rates and a global economic slowdown helped the Salomon
Brothers World Government Bond Index - which includes U.S. issues - to post an 18.13% return.

An interview with
Curt
Hollingsworth,
Portfolio Manager
of Fidelity
Institutional
Short-Intermediate
Government
Portfolio
Q. CURT, HOW DID THE FUND PERFORM?
A. It has done well. For the 12 months ended November 30, 1995, Class II had a total return of 11.63%. That beat the total return for the average short-term U.S. Government bond fund tracked by Lipper Analytical Services, which returned 10.73% for the same period. The Salomon Brothers Treasury/Agency 1-5 Year Index posted a return of 11.96% for the 12-month period.
Q. WHAT IS MEANT BY TOTAL RETURN?
A. Total return is simply the "total" amount of return to the fund's shareholder, and reflects a sum of income and changes in share price. Interest income is the main source of return for a bond fund over the long term. However, over the shorter term, changes in a bond fund's share price can play a significant role. Fortunately, total return is easy to explain using a "dollars in, dollars out" example. If someone invested $100 in this bond fund a year ago and reinvested all dividends and capital gains, the investment would have been worth $111.63 as of November 30, 1995. That is what is meant by a total return of 11.63%.
Q. WHAT HELPED THE FUND TOP THE LIPPER AVERAGE OVER THE PAST YEAR?
A. My sense is that as interest rates were rising in 1994, other bond funds within this peer group were structured so that they had shorter and shorter durations. Duration is a measure of a bond's or a bond fund's sensitivity to changes in interest rates. The longer a fund's duration, the more sensitive its share price is to changes in interest rates. This fund did not undergo a marked decrease in duration when interest rates rose in 1994. It stayed the course and maintained a duration that was in line with the market for Treasury and agency notes maturing in one to five years. As a result, it appears the fund was better able to participate in the bond market rally we've seen since November 1994, as interest rates have come down significantly.
Q. THE FUND'S INVESTMENTS IN MORTGAGE-BACKED SECURITIES INCREASED TO 23.3% AT THE END OF THE PERIOD. WHERE DID YOU FIND OPPORTUNITIES?
A. There were two areas: agency mortgage-backed securities with coupon rates significantly lower than current interest rates, and agency mortgage-backed securities with coupon rates significantly higher than current interest rates.
Q. WHY WERE THE MORTGAGE-BACKED SECURITIES WITH LOWER COUPON RATES
ATTRACTIVE?
A. They were attractive because they generally tend to perform more like Treasury securities in that their durations don't lengthen or shorten as much as other mortgage-backed securities with changes in interest rates.
Q. AND WHY WERE MORTGAGE-BACKED SECURITIES WITH COUPON RATES HIGHER THAN PREVAILING MARKET RATES ATTRACTIVE?
A. These are securities that were issued ten to fifteen years ago. As with all mortgage-backed securities, prepayment risk - the risk that mortgages within a security will be paid off early - is an issue with these bonds, particularly since reinvesting the principal at lower prevailing rates could reduce the fund's income. However, prepayment risk with these securities typically is muted by the fact that homeowners in these mortgage pools have had numerous chances to refinance at lower rates, but have not. Perhaps they have credit problems, or have such a small amount to pay back that going through the refinancing process is not worth it to them.
Q. WHAT'S YOUR OUTLOOK?
A. My outlook is that both inflation and interest rates will be more stable in the coming year than they have been in recent years. As a result, I plan to spend more time looking for opportunities in the mortgage-backed securities market. These securities tend to perform better during periods of stability because they offer a yield advantage over Treasuries with similar maturities. If I am successful in uncovering these opportunities, they could add yield and return that would benefit the fund's shareholders. THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide a high level of current income consistent with preserving principal
START DATE: November 10, 1986
SIZE: as of November 30, 1995, more than $348 million
MANAGER: Curt Hollingsworth, since 1987;
manager, the Spartan Limited Maturity
Government, Fidelity Short-Intermediate
Government and Spartan Short-Intermediate
Government funds, and North Carolina Capital
Management Trust: Term Portfolio; previously managed the Spartan Long-Term Government
Bond, Fidelity Government Securities and
Fidelity Advisor Government Investment funds;
joined Fidelity in 1983
(checkmark)
CURT HOLLINGSWORTH ON MANAGING THROUGH THE
UPS AND DOWNS OF THE MARKET:
"The fund benefited from the bond market's rally because it did not become more defensive, even when things looked the worst for bonds. When the bond market finally turned and started rising in 1994, it helped this fund, apparently more than others. If the fund had shifted into shorter securities, it wouldn't have fully participated in 1995's rebound of the bond market when it turned.
"It can be difficult to stay the course when things look the bleakest; the overwhelming temptation can be to do the opposite. When you've determined something can add value going forward, it's important to maintain discipline and not sell it just because it has gone down in price. Holding on to an investment and riding out the short-term fluctuations often can help you achieve better investment results."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF NOVEMBER 30, 1995
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   6 MONTHS AGO

 Under 5%            3.7           7.0

 5 - 5.99%           7.4           13.5

 6 - 6.99%           7.3           13.6

 7 - 7.99%           14.6          13.3

 8 - 8.99%           31.9          26.0

 9 - 9.99%           27.4          9.9

10% and over         4.8           5.4

Zero Coupon Bonds    0.1           0.1

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years    3.1    3.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years    2.3    2.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995
U.S. government
agency mortgage-
backed securities 23.3%
U.S. government
and government
agency obligations 73.0%
Collateralized
mortgage obligations
(CMOs) 0.9%
Short-term
investments  2.8%
U.S. government
agency mortgage-
backed securities 19.3%
U.S. government
and government
agency obligations 67.6%
Collateralized
mortgage obligations
(CMOs) 1.9%
Short-term
investments 11.2%
Row: 1, Col: 1, Value: 2.8
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 73.0
Row: 1, Col: 4, Value: 22.3
Row: 1, Col: 1, Value: 11.2
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 67.59999999999999
Row: 1, Col: 4, Value: 19.3
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 73.0%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 51.5%
 4 3/8%, 11/15/96 $ 5,450,000 $ 5,397,190
 7 1/4%, 11/15/96    19,815,000  20,143,136
 8 1/2%, 5/15/97   56,888,000  59,323,375
 8 3/4%, 10/15/97   15,600,000  16,518,996
 9%, 5/15/98   25,550,000  27,630,026
 9 1/4%, 8/15/98   39,810,000  43,591,950
 8 7/8%, 11/15/98   6,400,000  6,990,016
 9 1/8%, 5/15/99   360,000  400,442
 7 3/4%, 12/31/99   7,160,000  7,732,800
TOTAL U.S. TREASURY OBLIGATIONS   187,727,931
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.5%
Federal Agricultural Mortgage Corporation:
 6.44%, 5/28/96   3,500,000  3,513,685
 6.92%, 8/10/00   1,040,000  1,089,733
Federal Home Loan Bank:
 6.52%, 4/24/97   830,000  840,765
 6.20%, 7/17/02  960,000  972,525
 4 3/4%, 2/24/27 (callable)  900,000  890,010
Federal Home Loan Mortgage Corporation:
 4.78%, 2/10/97 (callable)   440,000  435,428
 6.55%, 10/2/02   720,000  745,650
Federal National Mortgage Association:
 3%, 7/13/98 (a)   640,000  654,300
 9.40%, 8/10/98   600,000  656,718
 0%, 11/30/99   610,000  482,638
 6.33%, 8/11/00   1,240,000  1,267,880
Government Trust Certificates:
 (assets of Trust guaranteed by U.S.
 Government through Defense Security
 Assistance):
  Class 1-B, 9 1/8%, 11/15/96   359,426  365,418
  Class 1-C, 9 1/4%, 11/15/01   1,349,000  1,492,763
  Class 2-E, 9.40%, 5/15/02   2,870,000  3,190,292
  Class G-2, 8%, 5/15/98   2,885,696  2,964,648
  Class T-2, 9 5/8%, 5/15/02   877,000  975,663
 (assets of the Trust guaranteed by U.S.
 Government through Export-Import Bank):
  Series 1992-A 7.02%, 9/1/04   1,201,500  1,250,904
  Series 1993-A 4.86%, 4/1/98   415,000  408,983
  Series 1993-C 5.20%, 10/15/04   340,800  330,416
  Series 1993-D 5.23%, 5/15/05   582,128  562,936
  Series 1994-F 8.178%, 12/15/04   13,238,324  14,263,130
  Series 1995-A 6.28%, 6/15/04   3,900,000  3,948,750

 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
Private Export Funding Corporation secured:
 5 3/4%, 4/30/98  $ 750,000 $ 751,846
 9.10%, 10/30/98   130,000  141,863
 9 1/2%, 3/31/99   4,109,000  4,568,263
 5.65%, 3/15/03   997,500  992,712
 5.80%, 2/1/04   170,000  168,708
 6.86%, 4/30/04   390,150  401,964
State of Israel (guaranteed by
 U.S. Government through Agency
 for International Development):
  5 1/4%, 3/15/98   760,000  755,250
  7 3/4%, 4/1/98   4,510,354  4,623,131
  4 7/8%, 9/15/98   5,750,000  5,645,781
  6%, 2/15/99   240,000  242,575
  7 1/8%, 8/15/99   1,640,000  1,716,624
  7 3/4%, 11/15/99   10,279,000  10,980,542
  5 3/4%, 3/15/00   1,000,000  1,000,625
  6.05%, 8/15/00   4,520,000  4,580,704
Student Loan Marketing Association
 7.56%, 12/9/96   290,000  295,585
Twelve Federal Land Banks
 7.95%, 10/21/96   410,000  418,134
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS   78,587,542
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
 (Cost $262,945,210)   266,315,473
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 23.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.2%
 5 1/2%, 5/1/98   93,876  92,702
 6%, 2/1/98 to 5/1/98  424,801  425,065
 6 1/2%, 4/1/98 to 5/1/08.  1,964,855  1,958,678
 7%, 2/1/97 to 12/1/97.  398,341  404,440
 7 1/2%, 12/1/96 to 11/1/12  3,009,703  3,098,593
 8%, 9/1/07 to 12/1/09  4,312,526  4,454,024
 8 1/2%, 5/1/06 to 5/1/17  3,936,258  4,094,171
 9%, 12/1/07 to 3/1/22  3,616,269  3,812,241
 9 1/2%, 6/1/17 to 2/1/23  5,644,324  6,043,884
 10%, 1/1/09 to 12/1/19  1,682,226  1,827,516
 10 1/2%, 1/1/16 to 5/1/21   5,097,731  5,594,203
 11%,  6/1/13 to 1/1/19   70,096  77,371
 11 3/4%, 7/1/13   55,530  61,781
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - CONTINUED
 12%, 9/1/11 to 10/1/13 $ 55,569 $ 62,893
 12 1/4%, 11/1/14   148,610  165,355
 12 1/2%, 8/1/10 to 6/1/19  4,301,040  4,940,542
    37,113,459
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.7%
 5 1/2%, 9/1/00 to 12/1/01  22,707,958  22,216,070
 6%, 12/1/10   640,000  628,397
 6 1/2%, 7/1/00 to 2/1/10.  3,031,253  3,034,542
 7%, 6/1/00 to 1/1/10.  2,397,868  2,429,673
 8%, 5/1/99 to 8/1/09.  1,084,039  1,122,826
 8 1/4%,12/1/01   1,893,501  2,047,347
 8 1/2%, 10/1/98 to 9/1/23  3,573,248  3,733,038
 9%, 11/1/97 to 8/1/21  4,236,636  4,484,598
 9 1/2%, 5/1/09 to 11/1/21  598,930  641,122
 10%, 1/1/17  1,641,311  1,803,505
 12 1/2%, 3/1/16  271,231  314,880
 12 3/4%, 10/1/13  29,868  34,600
    42,490,598
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.4%
 8 1/2%, 5/15/16 to 4/15/17  615,770  648,660
 9%, 1/15/05 to 2/15/17  1,703,950  1,811,924
 10%, 11/15/09 to 9/15/19  1,296,086  1,421,522
 11%, 10/15/13  67,055  74,892
 11 1/2%, 3/15/13 to 8/15/13.  186,079  211,831
 12%, 1/15/14 to 3/15/14  246,565  281,237
 12 1/2%, 11/15/14.  169,119  198,824
 13%, 8/15/14 to 11/15/14.  334,679  392,400
 13 1/2%, 7/15/11  86,393  103,455
    5,144,745
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
 (Cost $83,201,124)   84,748,802
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY - 0.9%
Federal Home Loan Mortgage Corporation:
 sequential pay Series 1353 Class A,
 5 1/2%, 11/15/04  $ 260,015 $ 256,333
 planned amortization class Series
 1722-PC, 6 1/2%, 3/15/12   3,000,000  3,026,250
TOTAL COLLATERALIZED
 MORTGAGE OBLIGATIONS
 (Cost $3,256,324)   3,282,583
REPURCHASE AGREEMENTS - 2.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a
 joint trading account at 5.90%,
 dated 11/30/95 due 12/1/95  $10,239,678  $10,238,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $359,640,658)  $ 364,584,858
LEGEND
1. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $359,716,687. Net unrealized appreciation aggregated $4,868,171, of which $5,250,886 related to appreciated investment securities and $382,715 related to depreciated investment securities.
At November 30, 1995, the fund had a capital loss carryforward of approximately $18,104,000 of which $14,816,000 and $3,288,000 will expire on November 30, 2002 and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 NOVEMBER 30, 1995

ASSETS                                                                                               2.             3.

4.Investment in securities, at value (including repurchase agreements of $10,238,000)                5.             $ 364,584,858
(cost $359,640,658) - See accompanying schedule

6.Cash                                                                                               7.              422


8.Receivable for investments sold                                                                    9.              1,048,064

10.Interest receivable                                                                               11.             3,685,490

12. TOTAL ASSETS                                                                                     13.             369,318,834

LIABILITIES                                                                                          14.            15.

16.Payable for investments purchased                                                                 $ 20,330,732   17.

18.Payable for fund shares redeemed                                                                  104,742       19.

20.Distributions payable                                                                             183,097       21.

22.Accrued management fee                                                                            129,837       23.

24.Distribution fees payable                                                                          23            25.

26. TOTAL LIABILITIES                                                                                27.             20,748,431

28.NET ASSETS                                                                                        29.            $ 348,570,403

30.Net Assets consist of:                                                                            31.            32.

33.Paid in capital                                                                                   34.            $ 361,322,360

35.Undistributed net investment income                                                               36.             484,470

37.Accumulated undistributed net realized gain (loss) on investments                                 38.             (18,180,627)

39.Net unrealized appreciation (depreciation) on investments                                         40.             4,944,200

41.NET ASSETS                                                                                        42.            $ 348,570,403

CLASS I:                                                                                             43.             $9.60
NET ASSET VALUE, offering price and redemption price per share ($348,570,403 (divided by) 36,300,106 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                                   45.           $ 26,047,703
44.Interest

EXPENSES                                                                            46.           47.

48.Management fee                                                                   $ 1,541,845   49.

50.Distribution fees - Class II                                                      258

51.Non-interested trustees' compensation                                             1,690

52.Interest                                                                          1,821        53.

54. TOTAL EXPENSES                                                                  55.            1,545,614

56.NET INVESTMENT INCOME                                                            57.            24,502,089

REALIZED AND UNREALIZED GAIN (LOSS)                                                 59.            (3,161,030)
58.Net realized gain (loss) on investment securities

60.Change in net unrealized appreciation (depreciation) on investment securities    61.            16,819,220

62.NET GAIN (LOSS)                                                                  63.            13,658,190

64.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  65.           $ 38,160,279


STATEMENT OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED      YEAR ENDED
                                                                                              NOVEMBER 30,    NOVEMBER 30,
                                                                                              1995            1994

INCREASE (DECREASE) IN NET ASSETS

66.Operations                                                                                 $ 24,502,089    $ 24,960,165
Net investment income

67. Net realized gain (loss)                                                                   (3,161,030)     (17,869,674)

68. Change in net unrealized appreciation (depreciation)                                       16,819,220      (9,160,828)

69. NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            38,160,279      (2,070,337)

70.Distributions to shareholders                                                               (24,108,710)    (22,380,525)
From net investment income
71.  Class I

72.  Class II                                                                                  (7,054)         (5,500)

73. In excess of net realized gain - Class I                                                   -               (314,479)

74. TOTAL DISTRIBUTIONS                                                                        (24,115,764)    (22,700,504)

75.Share transactions - net increase (decrease)                                                (5,361,165)     19,722,651

76.  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   8,683,350       (5,048,190)

NET ASSETS                                                                                    77.             78.

79. Beginning of period                                                                        339,887,053     344,935,243

80. End of period (including undistributed net investment income of $484,470 and $219,388,    $ 348,570,403   $ 339,887,053
respectively).


FINANCIAL HIGHLIGHTS - CLASS I


81.                                                        YEARS ENDED NOVEMBER 30,


82.                                                        1995                       1994 A      1993        1992        1991


83.SELECTED PER-SHARE DATA


84.Net asset value, beginning of period                    $ 9.210                    $ 9.890     $ 9.850     $ 9.770     $ 9.480


85.Income from Investment Operations


86. Net investment income                                   .669                       .597        .654        .721        .747


87. Net realized and unrealized gain (loss)                 .383                       (.665)      (.022)      .014        .286


88. Total from investment operations                        1.052                      (.068)      .632        .735        1.033


89.Less Distributions


90. From net investment income                              (.662)                     (.602)      (.592)      (.655)      (.743)


91. From net realized gain                                  -                          (.010)      -           -           -


92. Total distributions                                     (.662)                     (.612)      (.592)      (.655)      (.743)


93.Net asset value, end of period                          $ 9.600                    $ 9.210     $ 9.890     $ 9.850     $ 9.770


94.TOTAL RETURN                                             11.79%                     (.71)       6.53%       7.72%       11.31%

                                                                                      %


95.RATIOS AND SUPPLEMENTAL DATA


96.Net assets, end of period (000 omitted)                 $ 348,570                  $ 339,788   $ 344,935   $ 188,918   $ 171,228


97.Ratio of expenses to average net assets                  .45%                       .45%        .45%        .45%        .45%


98.Ratio of net investment income to average net assets     7.14%                      7.06%       7.14%       7.29%       7.77%


99.Portfolio turnover                                       214%                       303%        351%        355%        192%



A EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - CLASS II
100.   YEARS ENDED NOVEMBER 30,

101.                                                        1995       1994 B

102.SELECTED PER-SHARE DATA

103.Net asset value, beginning of period                    $ 9.210    $ 9.880

104.Income from Investment Operations

105. Net investment income                                   .647       .524

106. Net realized and unrealized gain (loss)                 .392       (.662)

107. Total from investment operations                        1.039      (.138)

108.Less Distributions from net investment income            (.639)     (.532)

109.Share liquidation (Note 7)                               (9.610)    -

110.Net asset value, end of period                          $ -        $ 9.210

111.TOTAL RETURN C                                           11.63%     (1.41)%

112.RATIOS AND SUPPLEMENTAL DATA

113.Net assets, end of period (000 omitted)                 $ -        $ 99

114.Ratio of expenses to average net assets                  .70%       .70% A

115.Ratio of net investment income to average net assets     6.89%      6.79% A

116.Portfolio turnover                                       214%       303%

A ANNUALIZED
B FOR THE PERIOD DECEMBER 30, 1993 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO NOVEMBER 30, 1994.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Institutional Short-Intermediate Government Portfolio (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Until November 30, 1995, the fund offered Class I and Class II shares. On November 30, 1995, the sole shareholder of Class II redeemed all of its outstanding shares and Class II was liquidated (see Note 7). Each class had equal rights as to assets and voting privileges. Each class had exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differed in its respective distribution fees and expenses. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends were declared separately for each class, while capital gain distributions were declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS - CONTINUED
at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $710,857,360 and $691,315,573, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions, extraordinary expenses and Class II's 12b-1 fees. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees adopted separate distribution plans with respect to the fund's Class I shares (Class I Plan) and Class II shares (Class II Plan). Under the Class I Plan, FMR may use its resources, including management fees, to pay administrative and promotional expenses related to the sale of the fund's Class I shares. The Class I Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made under the Class I Plan during the period.
Under the Class II Plan, the fund paid Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee based on an annual rate of .25% of the average net assets of Class II. For the period, the fund paid FDC $258 under the Class II Plan, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class II shares, and providing shareholder support services.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $9,433,000 and $5,273,500, respectively. The weighted average interest rate was 6.21%.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES DOLLARS
 YEARS ENDED NOVEMBER 30, YEARS ENDED NOVEMBER 30,
 1995 1994 A  1995 1994 A
CLASS I
Shares sold   12,333,233  14,781,825 $ 116,350,330 $ 142,171,327
Reinvestment of distributions   2,322,163  2,187,213  21,910,066
20,788,384
Shares redeemed   (15,234,016)  (14,977,070)  (143,518,588)  (143,342,560)
Net increase (decrease)   (578,620)  1,991,968 $ (5,258,192) $ 19,617,151
CLASS II
Shares sold   4,814  10,121 $ 45,690 $ 100,000
Reinvestment of distributions   684  581  6,444  5,500
Shares redeemed   (16,200)  -  (155,107)  -
Net increase (decrease)   (10,702)  10,702 $ (102,973) $ 105,500
A SHARE TRANSACTIONS FOR CLASS II ARE FOR THE PERIOD DECEMBER 30, 1993 (COMMENCEMENT OF SALES OF SHARES) TO NOVEMBER 30, 1994.
7. SHARE LIQUIDATION.
On November 30, 1995, the sole shareholder of Class II redeemed all of its outstanding shares, thereby liquidating the class. The fund will continue with a single class of shares.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Institutional Short-Intermediate Government Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series IV: Fidelity Institutional Short-Intermediate Government Portfolio, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Class I), and for the year then ended (Class II) and the period December 30, 1993 (commencement of sale of Class II shares) to November 30, 1994. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series IV: Fidelity Institutional Short-Intermediate Government Portfolio as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Class I), and for the year then ended (Class II) and the period December 30, 1993 (commencement of sale of Class II shares) to November 30, 1994, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1996
DISTRIBUTIONS


A total of 53.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Curtis Hollingsworth, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $100,000 investment. A fund's total return includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells investments that have grown in value). You can also look at income to measure performance.
CUMULATIVE TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1995                                                PAST 1   PAST 5   LIFE OF
                                                                               YEAR     YEARS    FUND

Fidelity Institutional Short-Intermediate Government Fund
 (formerly Fidelity Institutional Short-Intermediate Government Portfolio -    11.79%   41.79%   92.48%
Class I)

Lehman Brothers 1-3 Year Government Bond Index                                 10.22%   39.88%   n/a

Salomon Brothers Treasury/Agency 1-5 Year Index                                11.96%   44.62%   n/a

Average Short U.S. Government Fund                                             10.73%   38.77%   n/a

Consumer Price Index                                                           2.47%    14.80%   39.26%


CUMULATIVE TOTAL RETURNS show Class I's performance in percentage terms over a set period - in this case, one year, five years, or since the fund began on November 10, 1986. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class I's returns to the performance of the Lehman Brothers 1-3 Year Government Bond Index and the Salomon Brothers Treasury/Agency 1-5 Year Index - both broad measures of the performance of U.S. government bonds. To measure how Class I stacked up against its peers, you can compare it to the average short U.S. government fund, which reflects the performance of 136 funds with similar objectives tracked by Lipper Analytical Services over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any. Comparing Class I's performance to the consumer price index (CPI) helps show how the Class did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS

PERIODS ENDED NOVEMBER 30, 1995                                                PAST 1   PAST 5   LIFE OF
                                                                               YEAR     YEARS    FUND

Fidelity Institutional Short-Intermediate Government Fund
 (formerly Fidelity Institutional Short-Intermediate Government Portfolio -    11.79%   7.23%    7.49%
Class I)

Lehman Brothers 1-3 Year Government Bond Index                                 10.22%   6.94%    n/a

Salomon Brothers Treasury/Agency 1-5 Year Index                                11.96%   7.66%    n/a

Average Short U.S. Government Fund                                             10.73%   6.76%    n/a

Consumer Price Index                                                           2.47%    2.80%    3.71%


AVERAGE ANNUAL TOTAL RETURNS take Class I shares' actual (or cumulative) return and show you what would have happened if Class I had performed at a constant rate each year.
$100,000 OVER LIFE OF FUND

$195,527
$191,537
$100,000 OVER LIFE OF FUND: Let's say you invested $100,000 in Fidelity Institutional Short-Intermediate Government Fund (formerly Fidelity Institutional Short-Intermediate Government Portfolio - Class I) on November 30, 1986, shortly after the fund started. As the chart shows, by November 30, 1995, the value of your investment would have grown to $191,537 - a 91.54% increase on your initial investment. For comparison, look at how the Salomon Brothers Treasury/Agency 1-5 Year Index did over the same period. With dividends reinvested, the same $100,000 would have grown to $195,527 - a 95.53% increase. Henceforth, the fund will compare its performance to the Salomon Brothers Treasury/Agency 1-5 Year Index rather than the Lehman Brothers Government Bond Index. Although the difference in performance between the two indexes is small, the Salomon Brothers Treasury/Agency 1-5 Year Index includes fewer securities and is more straightforward to monitor on a daily basis. For comparison purposes, both indexes are shown in "Performance: The Bottom Line," Page A-1.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return, and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS

                              YEARS ENDED NOVEMBER 30,

                              1995                       1994     1993    1992    1991

Dividend return               7.56%                      6.07%    6.12%   6.90%   8.25%

Capital appreciation return    4.23%                     -6.78%   0.41%   0.82%    3.06%

Total return                  11.79%                     -0.71%   6.53%   7.72%   11.31%


DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD
PERIODS ENDED NOVEMBER 30, 1995    PAST 1        PAST 6         PAST 1
                                   MONTH         MONTHS         YEAR

Dividends per share                5.56(cents)   32.44(cents)   66.24(cents)

Annualized dividend rate           7.06%         6.78%          7.02%

30-day annualized yield            5.76%         -              -

DIVIDENDS per share show the income paid by Class I for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $9.58 over the past month, $9.54 over the past six months, and $9.43 over the past year, you can compare Class I's income over these three periods.
The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
The U.S. bond markets posted strong returns for the 12 months ended November 30, 1995. For the
12-month period, the Lehman Brothers Aggregate
Bond Index - a broad measure of U.S. taxable bonds - posted a total return of 17.64%. A strong rally starting in November 1994 helped bonds recover from the effects of the sharply rising interest rate environment seen earlier that year.
Indications of a slowing economy and a relative absence of inflation pressures encouraged bond investors, helping to push interest rates lower.
Monetary policy also played a role in the bond market's performance. In an effort to thwart the possibility of a recession, the Federal Reserve
Board lowered the fed funds rate - the rate banks charge each other for overnight loans - by 0.25% in July to 5.75%. This policy reversal followed a string of seven successive interest rate increases in 1994 and early 1995. Mortgage-backed securities also benefited from this environment, as illustrated by the performance of the Salomon Brothers
Mortgage Index, which returned 16.30% during the period. Markets outside of the U.S. had mixed returns. Emerging markets recovered from the lows initiated by Mexico's peso devaluation in December
1994. The J.P. Morgan Emerging Markets Bond
Index returned 10.67% during the 12-month period.
Declining interest rates and a global economic slowdown helped the Salomon Brothers World
Government Bond Index - which includes U.S.
issues - to post an 18.13% return.

An interview with
Curt
Hollingsworth,
Portfolio Manager
of Fidelity
Institutional
Short-Intermediate
Government
Portfolio
Q. CURT, HOW DID THE FUND PERFORM?
A. It has done well. For the 12 months ended November 30, 1995, Class I had a total return of 11.79%. That beat the total return for the average short-term U.S. Government bond fund tracked by Lipper Analytical Services, which returned 10.73% for the same period. The Salomon Brothers Treasury/Agency 1-5 Year Index posted a return of 11.96% for the 12-month period.
Q. WHAT IS MEANT BY TOTAL RETURN?
A. Total return is simply the "total" amount of return to the fund's shareholder, and reflects a sum of income and changes in share price. Interest income is the main source of return for a bond fund over the long term. However, over the shorter term, changes in a bond fund's share price can play a significant role. Fortunately, total return is easy to explain using a "dollars in, dollars out" example. If someone invested $100 in this bond fund a year ago and reinvested all dividends and capital gains, the investment would have been worth $111.79 as of November 30, 1995. That is what is meant by a total return of 11.79%.
Q. WHAT HELPED THE FUND TOP THE LIPPER AVERAGE OVER THE PAST YEAR?
A. My sense is that as interest rates were rising in 1994, other bond funds within this peer group were structured so that they had shorter and shorter durations. Duration is a measure of a bond's or a bond fund's sensitivity to changes in interest rates. The longer a fund's duration, the more sensitive its share price is to changes in interest rates. This fund did not undergo a marked decrease in duration when interest rates rose in 1994. It stayed the course and maintained a duration that was in line with the market for Treasury and agency notes maturing in one to five years. As a result, it appears the fund was better able to participate in the bond market rally we've seen since November 1994, as interest rates have come down significantly.
Q. THE FUND'S INVESTMENTS IN MORTGAGE-BACKED SECURITIES INCREASED TO 23.3% AT THE END OF THE PERIOD. WHERE DID YOU FIND OPPORTUNITIES?
A. There were two areas: agency mortgage-backed securities with coupon rates significantly lower than current interest rates, and agency mortgage-backed securities with coupon rates significantly higher than current interest rates.
Q. WHY WERE THE MORTGAGE-BACKED SECURITIES WITH LOWER COUPON RATES
ATTRACTIVE?
A. They were attractive because their durations don't lengthen or shorten as much as other mortgage-backed securities with changes in interest rates.
Q. AND WHY WERE MORTGAGE-BACKED SECURITIES WITH COUPON RATES HIGHER THAN PREVAILING MARKET RATES ATTRACTIVE?
A. These are securities that were issued ten to fifteen years ago. As with all mortgage-backed securities, prepayment risk - the risk that mortgages within a security will be paid off early - is an issue with these bonds, particularly since reinvesting the principal at lower prevailing rates could reduce the fund's income. However, prepayment risk with these securities typically is muted by the fact that homeowners in these mortgage pools have had numerous chances to refinance at lower rates, but have not. Perhaps they have credit problems, or have such a small amount to pay back that going through the refinancing process is not worth it to them.
Q. WHAT'S YOUR OUTLOOK?
A. My outlook is that both inflation and interest rates will be more stable in the coming year than they have been in recent years. As a result, I plan to spend more time looking for opportunities in the mortgage-backed securities market. These securities tend to perform better during periods of stability because they offer a yield advantage over comparable Treasuries. If I am successful in uncovering these opportunities, they could add yield and return that would benefit the fund's shareholders.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to provide a high level of current income consistent with preserving principal
START DATE: November 10, 1986
SIZE: as of November 30, 1995, more than $348 million
MANAGER: Curt Hollingsworth, since 1987;
manager, the Spartan Limited Maturity
Government, Fidelity Short-Intermediate
Government and Spartan Short-Intermediate
Government funds, and North Carolina Capital
Management Trust: Term Portfolio; previously managed the Spartan Long-Term Government
Bond, Fidelity Government Securities and
Fidelity Advisor Government Investment funds;
joined Fidelity in 1983
(checkmark)
CURT HOLLINGSWORTH ON MANAGING THROUGH THE
UPS AND DOWNS OF THE MARKET:
"The fund benefited from the bond market's rally because it did not become more defensive, even when things looked the worst for bonds. When the bond market finally turned and started rising in 1994, it helped this fund, apparently more than others. If the fund had shifted into shorter securities, it wouldn't have fully participated in 1995's rebound of the bond market when it turned.
"It can be difficult to stay the course when things look the bleakest; the overwhelming temptation can be to do the opposite. When you've determined something can add value going forward, it's important to maintain discipline and not sell it just because it has gone down in price. Holding on to an investment and riding out the short-term fluctuations often can help you achieve better investment results."
INVESTMENT CHANGES


COUPON DISTRIBUTION AS OF NOVEMBER 30, 1995
                    % OF FUND'S   % OF FUND'S INVESTMENTS
                    INVESTMENTS   6 MONTHS AGO

 Under 5%            3.7           7.0

 5 - 5.99%           7.4           13.5

 6 - 6.99%           7.3           13.6

 7 - 7.99%           14.6          13.3

 8 - 8.99%           31.9          26.0

 9 - 9.99%           27.4          9.9

10% and over         4.8           5.4

Zero Coupon Bonds    0.1           0.1

COUPON DISTRIBUTION SHOWS THE RANGE OF STATED INTEREST RATES ON THE FUND'S INVESTMENTS, EXCLUDING REPURCHASE AGREEMENTS.
AVERAGE YEARS TO MATURITY AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years    3.1    3.3

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF NOVEMBER 30, 1995
               6 MONTHS AGO

Years    2.3    2.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
ASSET ALLOCATION
AS OF NOVEMBER 30, 1995 AS OF MAY 31, 1995
U.S. government
agency mortgage-
backed securities 23.3%
U.S. government
and government
agency obligations 73.0%
Collateralized
mortgage obligations
(CMOs) 0.9%
Short-term
investments  2.8%
U.S. government
agency mortgage-
backed securities 19.3%
U.S. government
and government
agency obligations 67.6%
Collateralized
mortgage obligations
(CMOs) 1.9%
Short-term
investments 11.2%
Row: 1, Col: 1, Value: 2.8
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 73.0
Row: 1, Col: 4, Value: 22.3
Row: 1, Col: 1, Value: 11.2
Row: 1, Col: 2, Value: 1.9
Row: 1, Col: 3, Value: 67.59999999999999
Row: 1, Col: 4, Value: 19.3
INVESTMENTS NOVEMBER 30, 1995

Showing Percentage of Total Value of Investment in Securities


U.S. GOVERNMENT AND GOVERNMENT
AGENCY OBLIGATIONS - 73.0%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. TREASURY OBLIGATIONS - 51.5%
 4 3/8%, 11/15/96 $ 5,450,000 $ 5,397,190
 7 1/4%, 11/15/96    19,815,000  20,143,136
 8 1/2%, 5/15/97   56,888,000  59,323,375
 8 3/4%, 10/15/97   15,600,000  16,518,996
 9%, 5/15/98   25,550,000  27,630,026
 9 1/4%, 8/15/98   39,810,000  43,591,950
 8 7/8%, 11/15/98   6,400,000  6,990,016
 9 1/8%, 5/15/99   360,000  400,442
 7 3/4%, 12/31/99   7,160,000  7,732,800
TOTAL U.S. TREASURY OBLIGATIONS   187,727,931
U.S. GOVERNMENT AGENCY OBLIGATIONS - 21.5%
Federal Agricultural Mortgage Corporation:
 6.44%, 5/28/96   3,500,000  3,513,685
 6.92%, 8/10/00   1,040,000  1,089,733
Federal Home Loan Bank:
 6.52%, 4/24/97   830,000  840,765
 6.20%, 7/17/02  960,000  972,525
 4 3/4%, 2/24/27 (callable)  900,000  890,010
Federal Home Loan Mortgage Corporation:
 4.78%, 2/10/97 (callable)   440,000  435,428
 6.55%, 10/2/02   720,000  745,650
Federal National Mortgage Association:
 3%, 7/13/98 (a)   640,000  654,300
 9.40%, 8/10/98   600,000  656,718
 0%, 11/30/99   610,000  482,638
 6.33%, 8/11/00   1,240,000  1,267,880
Government Trust Certificates:
 (assets of Trust guaranteed by U.S.
 Government through Defense Security
 Assistance):
  Class 1-B, 9 1/8%, 11/15/96   359,426  365,418
  Class 1-C, 9 1/4%, 11/15/01   1,349,000  1,492,763
  Class 2-E, 9.40%, 5/15/02   2,870,000  3,190,292
  Class G-2, 8%, 5/15/98   2,885,696  2,964,648
  Class T-2, 9 5/8%, 5/15/02   877,000  975,663
 (assets of the Trust guaranteed by U.S.
 Government through Export-Import Bank):
  Series 1992-A 7.02%, 9/1/04   1,201,500  1,250,904
  Series 1993-A 4.86%, 4/1/98   415,000  408,983
  Series 1993-C 5.20%, 10/15/04   340,800  330,416
  Series 1993-D 5.23%, 5/15/05   582,128  562,936
  Series 1994-F 8.178%, 12/15/04   13,238,324  14,263,130
  Series 1995-A 6.28%, 6/15/04   3,900,000  3,948,750

 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
Private Export Funding Corporation secured:
 5 3/4%, 4/30/98  $ 750,000 $ 751,846
 9.10%, 10/30/98   130,000  141,863
 9 1/2%, 3/31/99   4,109,000  4,568,263
 5.65%, 3/15/03   997,500  992,712
 5.80%, 2/1/04   170,000  168,708
 6.86%, 4/30/04   390,150  401,964
State of Israel (guaranteed by
 U.S. Government through Agency
 for International Development):
  5 1/4%, 3/15/98   760,000  755,250
  7 3/4%, 4/1/98   4,510,354  4,623,131
  4 7/8%, 9/15/98   5,750,000  5,645,781
  6%, 2/15/99   240,000  242,575
  7 1/8%, 8/15/99   1,640,000  1,716,624
  7 3/4%, 11/15/99   10,279,000  10,980,542
  5 3/4%, 3/15/00   1,000,000  1,000,625
  6.05%, 8/15/00   4,520,000  4,580,704
Student Loan Marketing Association
 7.56%, 12/9/96   290,000  295,585
Twelve Federal Land Banks
 7.95%, 10/21/96   410,000  418,134
TOTAL U.S. GOVERNMENT
 AGENCY OBLIGATIONS   78,587,542
TOTAL U.S. GOVERNMENT AND
GOVERNMENT AGENCY OBLIGATIONS
 (Cost $262,945,210)   266,315,473
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - 23.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.2%
 5 1/2%, 5/1/98   93,876  92,702
 6%, 2/1/98 to 5/1/98  424,801  425,065
 6 1/2%, 4/1/98 to 5/1/08.  1,964,855  1,958,678
 7%, 2/1/97 to 12/1/97.  398,341  404,440
 7 1/2%, 12/1/96 to 11/1/12  3,009,703  3,098,593
 8%, 9/1/07 to 12/1/09  4,312,526  4,454,024
 8 1/2%, 5/1/06 to 5/1/17  3,936,258  4,094,171
 9%, 12/1/07 to 3/1/22  3,616,269  3,812,241
 9 1/2%, 6/1/17 to 2/1/23  5,644,324  6,043,884
 10%, 1/1/09 to 12/1/19  1,682,226  1,827,516
 10 1/2%, 1/1/16 to 5/1/21   5,097,731  5,594,203
 11%,  6/1/13 to 1/1/19   70,096  77,371
 11 3/4%, 7/1/13   55,530  61,781
U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES - CONTINUED
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
FEDERAL HOME LOAN MORTGAGE CORPORATION - CONTINUED
 12%, 9/1/11 to 10/1/13 $ 55,569 $ 62,893
 12 1/4%, 11/1/14   148,610  165,355
 12 1/2%, 8/1/10 to 6/1/19  4,301,040  4,940,542
    37,113,459
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 11.7%
 5 1/2%, 9/1/00 to 12/1/01  22,707,958  22,216,070
 6%, 12/1/10   640,000  628,397
 6 1/2%, 7/1/00 to 2/1/10.  3,031,253  3,034,542
 7%, 6/1/00 to 1/1/10.  2,397,868  2,429,673
 8%, 5/1/99 to 8/1/09.  1,084,039  1,122,826
 8 1/4%,12/1/01   1,893,501  2,047,347
 8 1/2%, 10/1/98 to 9/1/23  3,573,248  3,733,038
 9%, 11/1/97 to 8/1/21  4,236,636  4,484,598
 9 1/2%, 5/1/09 to 11/1/21  598,930  641,122
 10%, 1/1/17  1,641,311  1,803,505
 12 1/2%, 3/1/16  271,231  314,880
 12 3/4%, 10/1/13  29,868  34,600
    42,490,598
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.4%
 8 1/2%, 5/15/16 to 4/15/17  615,770  648,660
 9%, 1/15/05 to 2/15/17  1,703,950  1,811,924
 10%, 11/15/09 to 9/15/19  1,296,086  1,421,522
 11%, 10/15/13  67,055  74,892
 11 1/2%, 3/15/13 to 8/15/13.  186,079  211,831
 12%, 1/15/14 to 3/15/14  246,565  281,237
 12 1/2%, 11/15/14.  169,119  198,824
 13%, 8/15/14 to 11/15/14.  334,679  392,400
 13 1/2%, 7/15/11  86,393  103,455
    5,144,745
TOTAL U.S. GOVERNMENT AGENCY -
MORTGAGE-BACKED SECURITIES
 (Cost $83,201,124)   84,748,802
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.9%
 PRINCIPAL VALUE
 AMOUNT (NOTE 1)
U.S. GOVERNMENT AGENCY - 0.9%
Federal Home Loan Mortgage Corporation:
 sequential pay Series 1353 Class A,
 5 1/2%, 11/15/04  $ 260,015 $ 256,333
 planned amortization class Series
 1722-PC, 6 1/2%, 3/15/12   3,000,000  3,026,250
TOTAL COLLATERALIZED
 MORTGAGE OBLIGATIONS
 (Cost $3,256,324)   3,282,583
REPURCHASE AGREEMENTS - 2.8%
 MATURITY
 AMOUNT
Investments in repurchase agreements
 (U.S. Treasury obligations) in a
 joint trading account at 5.90%,
 dated 11/30/95 due 12/1/95  $10,239,678  $10,238,000
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $359,640,658)  $ 364,584,858
LEGEND
1. Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date.
INCOME TAX INFORMATION
At November 30, 1995, the aggregate cost of investment securities for income tax purposes was $359,716,687. Net unrealized appreciation aggregated $4,868,171, of which $5,250,886 related to appreciated investment securities and $382,715 related to depreciated investment securities.
At November 30, 1995, the fund had a capital loss carryforward of approximately $18,104,000 of which $14,816,000 and $3,288,000 will expire on November 30, 2002 and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES



 NOVEMBER 30, 1995

ASSETS                                                                                              2.             3.

4.Investment in securities, at value (including repurchase agreements of $10,238,000)               5.             $ 364,584,858
(cost $359,640,658) - See accompanying schedule

6.Cash                                                                                              7.              422


8.Receivable for investments sold                                                                    9.              1,048,064

10.Interest receivable                                                                              11.             3,685,490

12. TOTAL ASSETS                                                                                    13.             369,318,834

LIABILITIES                                                                                          14.            15.

16.Payable for investments purchased                                                                 $ 20,330,732   17.

18.Payable for fund shares redeemed                                                                 104,742       19.

20.Distributions payable                                                                             183,097       21.

22.Accrued management fee                                                                             129,837       23.

24.Distribution fees payable                                                                          23            25.

26. TOTAL LIABILITIES                                                                                27.             20,748,431

28.NET ASSETS                                                                                        29.            $ 348,570,403

30.Net Assets consist of:                                                                            31.            32.

33.Paid in capital                                                                                   34.            $ 361,322,360

35.Undistributed net investment income                                                              36.             484,470

37.Accumulated undistributed net realized gain (loss) on investments                                 38.             (18,180,627)

39.Net unrealized appreciation (depreciation) on investments                                         40.             4,944,200

41.NET ASSETS                                                                                        42.            $ 348,570,403

CLASS I:                                                                                             43.             $9.60
NET ASSET VALUE, offering price and redemption price per share ($348,570,403 (divided by) 36,300,106 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED NOVEMBER 30, 1995

INVESTMENT INCOME                                                                   45.           $ 26,047,703
44.Interest

EXPENSES                                                                            46.           47.

48.Management fee                                                                   $ 1,541,845   49.

50.Distribution fees - Class II                                                      258

51.Non-interested trustees' compensation                                             1,690

52.Interest                                                                          1,821        53.

54. TOTAL EXPENSES                                                                  55.            1,545,614

56.NET INVESTMENT INCOME                                                            57.            24,502,089

REALIZED AND UNREALIZED GAIN (LOSS)                                                 59.            (3,161,030)
58.Net realized gain (loss) on investment securities

60.Change in net unrealized appreciation (depreciation) on investment securities    61.            16,819,220

62.NET GAIN (LOSS)                                                                  63.            13,658,190

64.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  65.           $ 38,160,279


STATEMENT OF CHANGES IN NET ASSETS

                                                                                              YEAR ENDED      YEAR ENDED
                                                                                              NOVEMBER 30,    NOVEMBER 30,
                                                                                              1995            1994

INCREASE (DECREASE) IN NET ASSETS

66.Operations                                                                                 $ 24,502,089    $ 24,960,165
Net investment income

67. Net realized gain (loss)                                                                   (3,161,030)     (17,869,674)

68. Change in net unrealized appreciation (depreciation)                                       16,819,220      (9,160,828)

69. NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            38,160,279      (2,070,337)

70.Distributions to shareholders                                                               (24,108,710)    (22,380,525)
From net investment income
71.  Class I

72.  Class II                                                                                  (7,054)         (5,500)

73. In excess of net realized gain - Class I                                                   -               (314,479)

74. TOTAL DISTRIBUTIONS                                                                        (24,115,764)    (22,700,504)

75.Share transactions - net increase (decrease)                                                (5,361,165)     19,722,651

76.  TOTAL INCREASE (DECREASE) IN NET ASSETS                                                   8,683,350       (5,048,190)

NET ASSETS                                                                                    77.             78.

79. Beginning of period                                                                        339,887,053     344,935,243

80. End of period (including undistributed net investment income of $484,470 and $219,388,    $ 348,570,403   $ 339,887,053
respectively).


FINANCIAL HIGHLIGHTS - CLASS I


81.                                                        YEARS ENDED NOVEMBER 30,


82.                                                        1995                       1994 A      1993        1992        1991


83.SELECTED PER-SHARE DATA


84.Net asset value, beginning of period                    $ 9.210                    $ 9.890     $ 9.850     $ 9.770     $ 9.480


85.Income from Investment Operations


86. Net investment income                                   .669                       .597        .654        .721        .747


87. Net realized and unrealized gain (loss)                 .383                       (.665)      (.022)      .014        .286


88. Total from investment operations                        1.052                      (.068)      .632        .735        1.033


89.Less Distributions


90. From net investment income                              (.662)                     (.602)      (.592)      (.655)      (.743)


91. From net realized gain                                  -                          (.010)      -           -           -


92. Total distributions                                     (.662)                     (.612)      (.592)      (.655)      (.743)


93.Net asset value, end of period                          $ 9.600                    $ 9.210     $ 9.890     $ 9.850     $ 9.770


94.TOTAL RETURN                                             11.79%                     (.71)       6.53%       7.72%       11.31%

                                                                                      %


95.RATIOS AND SUPPLEMENTAL DATA


96.Net assets, end of period (000 omitted)                 $ 348,570                  $ 339,788   $ 344,935   $ 188,918   $ 171,228


97.Ratio of expenses to average net assets                  .45%                       .45%        .45%        .45%        .45%


98.Ratio of net investment income to average net assets     7.14%                      7.06%       7.14%       7.29%       7.77%


99.Portfolio turnover                                       214%                       303%        351%        355%        192%



A EFFECTIVE DECEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
FINANCIAL HIGHLIGHTS - CLASS II
100.   YEARS ENDED NOVEMBER 30,

101.                                                        1995       1994 B

102.SELECTED PER-SHARE DATA

103.Net asset value, beginning of period                    $ 9.210    $ 9.880

104.Income from Investment Operations

105. Net investment income                                   .647       .524

106. Net realized and unrealized gain (loss)                 .392       (.662)

107. Total from investment operations                        1.039      (.138)

108.Less Distributions from net investment income            (.639)     (.532)

109.Share liquidation (Note 7)                               (9.610)    -

110.Net asset value, end of period                          $ -        $ 9.210

111.TOTAL RETURN C                                           11.63%     (1.41)%

112.RATIOS AND SUPPLEMENTAL DATA

113.Net assets, end of period (000 omitted)                 $ -        $ 99

114.Ratio of expenses to average net assets                  .70%       .70% A

115.Ratio of net investment income to average net assets     6.89%      6.79% A

116.Portfolio turnover                                       214%       303%

A ANNUALIZED
B FOR THE PERIOD DECEMBER 30, 1993 (COMMENCEMENT OF SALE OF CLASS II SHARES) TO NOVEMBER 30, 1994.
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. NOTES TO FINANCIAL STATEMENTS
For the period ended November 30, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
On December 14, 1995, the Board of Trustees approved a change in the fund's name from Fidelity Institutional Short-Intermediate Government Portfolio to Fidelity Institutional Short-Intermediate Government Fund. Fidelity Institutional Short-Intermediate Government Fund (the fund) is a fund of Fidelity Advisor Series IV (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Until November 30, 1995, the fund offered Class I and Class II shares. On November 30, 1995, the sole shareholder of Class II redeemed all of its outstanding shares and Class II was liquidated (see Note 7). Each class had equal rights as to assets and voting privileges. Each class had exclusive voting rights with respect to its distribution plan. Investment income, realized and unrealized capital gains and losses, and the common expenses of the fund were allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differed in its respective distribution fees and expenses. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends were declared separately for each class, while capital gain distributions were declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, and losses deferred due to wash sales.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency Securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of long-term U.S. government and government agency obligations aggregated $710,857,360 and $691,315,573, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions, extraordinary expenses and Class II's 12b-1 fees. FMR receives a fee that is computed daily at an annual rate of .45% of the fund's average net assets. DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees adopted separate distribution plans with respect to the fund's Class I shares (Class I Plan) and Class II shares (Class II Plan). Under the Class I Plan, FMR may use its resources, including management fees, to pay administrative and promotional expenses related to the sale of the fund's Class I shares. The Class I Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made under the Class I Plan during the period.
Under the Class II Plan, the fund paid Fidelity Distributors Corporation
(FDC), an affiliate of FMR, a distribution and service fee based on an annual rate of .25% of the average net assets of Class II. For the period, the fund paid FDC $258 under the Class II Plan, all of which was paid to securities dealers, banks and other financial institutions for the distribution of Class II shares, and providing shareholder support services.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $9,433,000 and $5,273,500, respectively. The weighted average interest rate was 6.21%.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:
  SHARES DOLLARS
 YEARS ENDED NOVEMBER 30, YEARS ENDED NOVEMBER 30,
 1995 1994 A  1995 1994 A
CLASS I
Shares sold   12,333,233  14,781,825 $ 116,350,330 $ 142,171,327
Reinvestment of distributions   2,322,163  2,187,213  21,910,066
20,788,384
Shares redeemed   (15,234,016)  (14,977,070)  (143,518,588)  (143,342,560)
Net increase (decrease)   (578,620)  1,991,968 $ (5,258,192) $ 19,617,151
CLASS II
Shares sold   4,814  10,121 $ 45,690 $ 100,000
Reinvestment of distributions   684  581  6,444  5,500
Shares redeemed   (16,200)  -  (155,107)  -
Net increase (decrease)   (10,702)  10,702 $ (102,973) $ 105,500
A SHARE TRANSACTIONS FOR CLASS II ARE FOR THE PERIOD DECEMBER 30, 1993 (COMMENCEMENT OF SALES OF SHARES) TO NOVEMBER 30, 1994.
7. SHARE LIQUIDATION.
On November 30, 1995, the sole shareholder of Class II redeemed all of its outstanding shares, thereby liquidating the class. The fund will continue with a single class of shares.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series IV and the Shareholders of Fidelity Institutional Short-Intermediate Government Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series IV: Fidelity Institutional Short-Intermediate Government Portfolio, including the schedule of portfolio investments, as of November 30, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Class I), and for the year then ended (Class II) and the period December 30, 1993 (commencement of sale of Class II shares) to November 30, 1994. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series IV: Fidelity Institutional Short-Intermediate Government Portfolio as of November 30, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (Class I), and for the year then ended (Class II) and the period December 30, 1993 (commencement of sale of Class II shares) to November 30, 1994, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 10, 1996
DISTRIBUTIONS


A total of 53.63% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.
The fund will notify shareholders in January 1996 of the applicable percentage for use in preparing 1995 income tax returns.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Curtis Hollingsworth, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
* INDEPENDENT TRUSTEES